Deferred income (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Accruals and deferred income [abstract]
Deferred maintenance and license	€ 18,723	€ 16,799	[1]	€ 13,136	[1]
Deferred (project) fees	3,765	4,134	[1]	2,738	[1]
Deferred government grants	1,343	419	[1]	703	[1]
Other	0	58	[1]	24	[1]
Total	23,831	21,410	[1]	16,601	[1]
of which
Deferred income classified as current	18,791	17,822		14,696	[2]
Deferred income, non-current liabilities	€ 5,040	€ 3,588		€ 1,905	[2]

[1]	* The year 2015 has been restated to reflect the reclassification of the long-term deferred income. We refer to Note 2 for more information
[2]	* The year 2015 has been restated to reflect the reclassification of the long-term deferred income. See note 2 for more information.